Summary of Fair Values Assigned to Assets Acquired of Sony Semiconductor Kyushu Corporation (Detail) (Sony Semiconductor Kyushu Corporation, JPY ¥) In Millions, unless otherwise specified	Jun. 30, 2011
Sony Semiconductor Kyushu Corporation
Business Acquisition [Line Items]
Inventories	¥ 4,370
Other current assets	82
Machinery and equipment	51,083
Intangibles	1,223
Other noncurrent assets	693
Total Assets	¥ 57,451